December 31, 1999                               . Pacific Select Fund
                                                . Pacific Corinthian Variable
                                                  Separate Account of
                                                  Pacific Life Insurance Company


                                   Annual
                                     Report


                                   [GRAPHIC]

                                                  Pacific Corinthian

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND

        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Independent Auditors' Report........................................ B-1

        Financial Statements:

          Statements of Assets and Liabilities.............................. B-2

          Statements of Operations.......................................... B-4

          Statements of Changes in Net Assets............................... B-6

        Financial Highlights................................................ C-1

        Schedules of Investments and Notes.................................. D-1

        Notes to Financial Statements....................................... E-1

        Special Meeting of Shareholders..................................... F-1

        PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

        Independent Auditors' Report........................................ G-1

        Financial Statements:

          Statement of Assets and Liabilities............................... G-2

          Statement of Operations........................................... G-3

          Statement of Changes in Net Assets................................ G-4

        Notes to Financial Statements....................................... H-1

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Corinthian Variable Separate Account (comprised of Variable Accounts I, II, III, IV, VII, IX, X, XI, XII, XIII, and XIV) as of December 31, 1999 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Corinthian Variable Separate Account as of December 31, 1999 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 4, 2000

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(In thousands)

                    Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                    Account  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account
                       I        II      III       IV      VII       IX       X        XI      XII      XIII     XIV
                    --------------------------------------------------------------------------------------------------
ASSETS
Investments in
Pacific Select
Fund:
 Money Market
 Portfolio
 (334 shares; cost
 $3,350)...........  $3,364
 Equity Portfolio
 (1,777 shares;
 cost $23,904).....          $66,634
 Bond and Income
 Portfolio
 (986 shares; cost
 $11,461)..........                   $10,948
 Government
 Securities
 Portfolio
 (117 shares; cost
 $1,197)...........                             $1,185
 Equity Income
 Portfolio
 (448 shares; cost
 $6,308)...........                                     $12,426
 Multi-Strategy
 Portfolio
 (443 shares; cost
 $5,283)...........                                               $7,525
 Managed Bond
 Portfolio
 (29 shares; cost
 $316).............                                                         $297
 High Yield Bond
 Portfolio
 (22 shares; cost
 $205).............                                                                  $193
 Equity Index
 Portfolio
 (94 shares; cost
 $2,516)...........                                                                          $3,621
 International
 Portfolio
 (42 shares; cost
 $594).............                                                                                    $770
 Growth LT
 Portfolio
 (197 shares; cost
 $4,527)...........                                                                                            $9,397

Receivables:
 Due from Pacific
 Life Insurance
 Company...........      32
 Fund shares
 redeemed..........               30       10        1        6        6                          2       1        13
                    --------------------------------------------------------------------------------------------------
Total Assets.......   3,396   66,664   10,958    1,186   12,432    7,531     297      193     3,623     771     9,410
                    --------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company...........               30       10        1        6        6                          2       1        13
 Fund shares
 purchased.........      32
 Other liabilities.       6      490       49        2      126       10       1        1         6       2        23
                    --------------------------------------------------------------------------------------------------
Total Liabilities..      38      520       59        3      132       16       1        1         8       3        36
                    --------------------------------------------------------------------------------------------------
NET ASSETS.........  $3,358  $66,144  $10,899   $1,183  $12,300   $7,515    $296     $192    $3,615    $768    $9,374
                    --------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                            Variable Variable Variable  Variable Variable Variable Variable Variable Variable Variable Variable
                            Account  Account  Account   Account  Account  Account  Account  Account  Account  Account  Account
                               I        II      III        IV      VII       IX       X        XI      XII      XIII     XIV
                            ---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends........            $165    $4,420   $1,336      $75    $1,299    $681      $28     $21       $50      $29      $374

EXPENSES
 Mortality and
 expense risk fees
 and operating
 expenses.........              43       719      153       14       164      95        4       3        38        8        63
                            ---------------------------------------------------------------------------------------------------
Net Investment
Income............             122     3,701    1,183       61     1,135     586       24      18        12       21       311
                            ---------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from
 security
 transactions.....               1     4,583      163       (2)    1,261     388       (9)    (13)       33       (4)       35
 Net unrealized
 appreciation
 (depreciation)
 on investments...               9    11,036   (2,536)     (97)     (851)   (521)     (26)     (1)      516      109     3,650
                            ---------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss)
on Investments....              10    15,619   (2,373)     (99)      410    (133)     (35)    (14)      549      105     3,685
                            ---------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS
RESULTING FROM OPERATIONS.    $132   $19,320  ($1,190)    ($38)   $1,545    $453     ($11)     $4      $561     $126    $3,996
                            ---------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                            Variable Variable  Variable  Variable Variable  Variable Variable Variable Variable Variable Variable
                            Account  Account   Account   Account  Account   Account  Account  Account  Account  Account  Account
                               I        II       III        IV      VII        IX       X        XI      XII      XIII     XIV
                            -----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income...........             $122   $3,701    $1,183       $61   $1,135      $586     $24      $18       $12     $21      $311
 Net realized gain
 (loss) from
 security
 transactions.....                1    4,583       163        (2)   1,261       388      (9)     (13)       33      (4)       35
 Net unrealized
 appreciation
 (depreciation)
 on investments...                9   11,036    (2,536)      (97)    (851)     (521)    (26)      (1)      516     109     3,650
                            -----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets
Resulting from Operations.      132   19,320    (1,190)      (38)   1,545       453     (11)       4       561     126     3,996
                            -----------------------------------------------------------------------------------------------------

INCREASE
(DECREASE) IN NET
ASSETS
FROM ACCOUNT TRANSACTIONS
 Transfers in.....            1,460      840       602       135      435       106     172       42     1,214     135     3,289
 Transfers out....           (2,432) (12,218)   (4,812)     (140)  (4,141)   (1,895)   (154)    (172)   (1,060)   (218)   (1,316)
                            -----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Account Transactions.     (972) (11,378)   (4,210)       (5)  (3,706)   (1,789)     18     (130)      154     (83)    1,973
                            -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS............             (840)   7,942    (5,400)      (43)  (2,161)   (1,336)      7     (126)      715      43     5,969
                            -----------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of
 Year.............            4,198   58,202    16,299     1,226   14,461     8,851     289      318     2,900     725     3,405
                            -----------------------------------------------------------------------------------------------------
 End of Year......           $3,358  $66,144   $10,899    $1,183  $12,300    $7,515    $296     $192    $3,615    $768    $9,374
                            -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
(In thousands)

                            Variable Variable  Variable  Variable Variable  Variable Variable Variable Variable Variable Variable
                            Account  Account   Account   Account  Account   Account  Account  Account  Account  Account  Account
                               I        II       III        IV      VII        IX       X        XI      XII      XIII     XIV
                            -----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income...........             $147   $3,147      $863       $73   $1,663      $958     $14      $26       $23     $56       $75
 Net realized gain
 (loss) from
 security
 transactions.....                5   12,281       788         2    1,387     1,316       1      (16)       98     (12)       14
 Net unrealized
 appreciation
 (depreciation)
 on investments...               (5)     451      (331)       22      (17)     (635)      4      (15)      457     (19)    1,025
                            -----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations...              147   15,879     1,320        97    3,033     1,639      19       (5)      578      25     1,114
                            -----------------------------------------------------------------------------------------------------

INCREASE
(DECREASE) IN NET
ASSETS
FROM ACCOUNT TRANSACTIONS
 Transfers in.....            3,034      240       674       139      958       457     189      215     1,955     230     1,273
 Transfers out....           (3,070) (28,424)   (8,700)     (227)  (5,809)   (6,050)   (112)    (192)   (1,178)   (404)     (628)
                            -----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Account Transactions.      (36) (28,184)   (8,026)      (88)  (4,851)   (5,593)     77       23       777    (174)      645
                            -----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS............              111  (12,305)   (6,706)        9   (1,818)   (3,954)     96       18     1,355    (149)    1,759
                            -----------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of
 Year.............            4,087   70,507    23,005     1,217   16,279    12,805     193      300     1,545     874     1,646
                            -----------------------------------------------------------------------------------------------------
 End of Year......           $4,198  $58,202   $16,299    $1,226  $14,461    $8,851    $289     $318    $2,900    $725    $3,405
                            -----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

 Pacific Corinthian Variable Separate Account (the "Separate Account") of Pacific Life Insurance Company ("Pacific Life") is a separate investment account originally established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company ("PCL").

 PCL, formerly a wholly owned subsidiary of Pacific Life, was a stock life insurance company organized under the laws of the State of California.

 PCL was formed to rehabilitate the business of First Capital Life Insurance Company ("FCL") under a five-year rehabilitation plan ("the Plan"). Under the terms of the Plan, FCL's insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On September 30, 1997, PCL completed the Plan of FCL. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity. The Separate Account remained intact and became a Separate Account of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts. The assets of the Separate Account are carried at market value.

 The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund") as follows:

                                 Portfolios
                                 ----------
  Variable Account I     Money Market Portfolio

  Variable Account II    Equity Portfolio

  Variable Account III   Bond and Income Portfolio

  Variable Account IV    Government Securities Portfolio

  Variable Account VII   Equity Income Portfolio

  Variable Account IX    Multi-Strategy Portfolio

  Variable Account X     Managed Bond Portfolio

  Variable Account XI    High Yield Bond Portfolio

  Variable Account XII   Equity Index Portfolio

  Variable Account XIII  International Portfolio

  Variable Account XIV   Growth LT Portfolio


 Each Variable Account pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through E of this report and should be read in conjunction with the Separate Account's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

 During 1999, the Fund declared dividends for each portfolio invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. CONTRACT CHARGES

 A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

 An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

 Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


 In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life's guarantee that such expenses will not exceed 0.25% of each Variable Account's average daily net assets annually. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.6% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of stated expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Portfolio of the Fund.

5. RELATED PARTY AGREEMENT

 Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. SELECTED ACCUMULATION UNIT** INFORMATION

 Selected accumulation unit information for the year ended December 31, 1999 were as follows:

             Accumulation
              Unit Value
            --------------
                            Number of
              At              Units
            Begin-  At End Outstanding
  Variable  ning of   of    at End of
  Accounts   Year    Year     Year
--------------------------------------
     I      $1.969  $2.042  1,644,847
     II      7.828  10.716  6,172,599
    III      4.800   4.395  2,480,156
     IV      2.142   2.075    570,009
    VII      3.201   3.582  3,433,458
     IX      2.574   2.722  2,760,819
     X       1.409   1.366    217,035
     XI      1.386   1.409    136,498
    XII      2.688   3.203  1,128,319
    XIII     1.496   1.816    422,900
    XIV      2.607   5.103  1,837,058

** Accumulation Unit: unit of measure used to calculate the value of a Contract
   Owner's interest in a Variable Account during the Accumulation Period.


                            ----------------------

Annual Reports
as of December 31, 1999

 . Pacific Select Fund
 . Pacific Corinthian Variable
  Separate Account of
  Pacific Life Insurance Company


Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

                                                 Pacific Life Insurance Company
                                                 Variable Annuity Department
                                                 P.O. Box 7187
                                                 Pasadena, California 91109-7187

                                                 ADDRESS SERVICE REQUESTED
Form No. 1001-0A